Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Schedule of Indefinite-Lived Intangible Assets [Table Text Block]
The following table reflects the activity in goodwill and other intangible assets for the years ended December 31, 2015, 2014 and 2013.

(In thousands)	Goodwill	Core Deposit Intangibles	Total
January 1, 2013	$72,334	$337	$72,671
Amortization	—	(337)	(337)
December 31, 2013	$72,334	$—	$72,334
Amortization	—	—	—
December 31, 2014	$72,334	$—	$72,334
Amortization	—	—	—
December 31, 2015	$72,334	$—	$72,334